Amortizable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Noncompetition and other agreements	$ 335,012	$ 309,405
Lease agreements	8,081	8,466
Deferred debt financing costs	66,011	61,405
Finite-Lived Intangible Assets, Gross, Total	409,104	379,276
Less accumulated amortization	(249,613)	(216,641)
Total amortizable intangible assets	$ 159,491	$ 162,635